13F-HR
<SEQUENCE>1
<FILENAME>aa13fhr1208


					UNITED STATES
			    SECURITIES AND EXCHANGE COMMISSION
				  Washington, D.C. 20549

					 Form 13F

				   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment ( );		Amendment Number:

This Amendment (Check only one.):  	 ( )is a restatement.
        ( )adds new holding entries.


Institutional Investment Manager Filing this Report:

Name: Atlantic Advisors LLC
Address: 1560 N. Orange Avenue
	 Suite 150
	 Winter Park, FL  32789

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name: Robert L. Roy II
Title: President
Phone: (407) 998-8788

Signature, Place, and Date of Signing:

Robert L. Roy II	Winter Park, FL	03/25/2009

[Signature]	[City, State]	[Date]

Report type (Check only one.):

* 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

13F COMBINATION REPORT.	  (Check here is a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


				Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
						   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

     		     Form 13F	    INFORMATIONAL	TABLE
COLUMN	   1		    COLUMN  2	COLUMN	3 COLUMN 4	 COLUMN 5	COLUMN 6

NAME OF ISSUER		TITLE OF CLASS	CUSIP	  VALUE	  SHRS OR   SH/ PUT/	INVESTMENT
						  x$1000) PRN AMT   PRN  CALL	DISCRETION

SelectSectorspdr tr Jan0912	Options 99XN40085    102729	1000  SH  Call	None
United StatesOilfdLpjan0938	Options 99XN53799     15405	 260  SH  Call	None
Pwrshares QQQ TR Jan0929	Options 99XN56420    117249	1000  SH  Call	None
Spdr trust Jan0989		Options 99XN56784    226154	 750  SH  Call	None
Pwrshares QQQ TR Jan0930	Options 99XN56792     82250	1000  SH  Call	None
Spdr Ser TR Jan09		Options 99XG43316     26737     15000 SH  Put	None
Spdr Trust Dec0980		Options 99XN06193    526622	1500  SH  Put	None
SelectSectorSpdrTRJun099	Options 99XN06458     47256	 421  SH  Put	None
Spdr trust unit Ser 1 S&p	Options 78462F103 250418000   2800000 SH  Call	None
Spdr trust Dec09 90		Options 99XM75885  38211915	24500 SH  Put	None
Spdr trust Dec09 90		Options 99XN58004   4797625	3500  SH  Put	None
Spdr trust Jan0990		Options 99XN57378   7406518	28000 SH  Call	None
Pwrshares QQQ TR Unit Ser 1	Stock	73935A104   5948000    200000 SH  	None
Spdr trust unit Ser 1 S&p	Stock	78462F103   6768000	75000 SH  	None
SelectSectorspdr TR Finl	Stock	813694605   1060851    100000 SH  	None
United StatesOilfdLp Units	Stock	91232N108   1038832	26000 SH  	None
Spdr Ser TR Jan0917		Options 99XG43316     59139	 150  SH  Put	None
Spdr Trust Dec0985		Options 99XM80067    381338	 250  SH  Put	None
Spdr Trust Dec0980		Options	99XN06193    846375	 500  SH  Put	None
SelectSectorspdr tr Jan39	Options	99XN06458    110715	 421  SH  Put	None
Pwrshares QQQ tr Sep0928	Options 99XN07555    931135	2000  SH  Put	None
SelectSectorspdr tr Jun0911	Options 99XN09882   218923    100000  SH  Put	None
Spdr trust Dec09 85		Options 99XN53740   642375	 500  SH  Put	None
United StatesOilfdLpjan1030	Options 99XN53781   217945	26000 SH  Put	None
SPDR Trust Series 1		Stock	78462F103   259440    2875000 SH  	None
SPDR Trust Series 1		Options 78462F103     6776	28000 SH  Put	None
SPDR Trust Series 1		Options 78462F103    38780	28000 SH  Call	None